Borrowings - Schedule of Korean Won and Foreign Currency Borrowings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,785,572	₩ 10,520,690
Borrowings	8,286,033	6,615,938
Convertible Bond
Disclosure of detailed information about borrowings [line items]
Borrowings	0	9,687
Redemption premium	0	2,267
Conversion rights adjustment	0	(580)
Less: Current portion	0	(9,687)
Borrowings	₩ 0	0
The 1st CB(Private) Jun. 5, 2020 | Convertible Bond
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Borrowings	₩ 0	₩ 8,000